[INVESCO ICON]  INVESCO FUNDS
                                                     INVESCO FUNDS GROUP, INC.
                                                     7800 East Union Avenue
                                                     Denver, Colorado 80237
                                                     Post Office Box 173706
                                                     Denver, Colorado 80217-3706
                                                     Telephone:  303-930-6300
February 14, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO  Bond Funds, Inc.
      1933 Act No. 002-57151
      1940 Act No. 811-2674
      CIK No. 0000201815

Ladies and Gentlemen:

Pursuant to Rule 497 (j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Bond Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus and Statement of Additional Information for the Fund for filing under Rule 497
(j) does not differ from that contained in the Post-Effective Amendment No. 43 under the Securities Act of 1933 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485 (b) on January 27, 2000. This Post-Effective Amendment became effective January 31, 2000.

If you have any questions or comments, please contact the undersigned at 303/930-6526.

Sincerely,



/s/ James F. Lummanick
James F. Lummanick
  Vice President and
  Assistant General Counsel